Note 13 - Income Taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provision at statutory rate, amount									$ 2,829	$ 2,866	$ 3,119
Provision at statutory rate, percent									34.00%	34.00%	34.00%
Tax-free income, amount									$ (1,177)	$ (1,347)	$ (1,187)
Tax-free income, percent									(14.10%)	(15.90%)	(12.90%)
Nondeductible interest expense, amount									$ 32	$ 34	$ 37
Nondeductible interest expense, percent									0.40%	0.40%	0.40%
Nondeductible merger-related expense, amount									$ 186
Nondeductible merger-related expense, percent									2.20%	0.00%	0.00%
Other, amount									$ 35	$ 9	$ 23
Other, percent									0.40%	0.00%	0.20%
Total provision	$ 776	$ 261	$ 566	$ 302	$ 298	$ 544	$ 316	$ 404	$ 1,905	$ 1,562	$ 1,992
Actual tax expense and effective rate, percent									22.90%	18.50%	21.70%